Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 5 - Fair Value Measurements

The Company’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy.

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of March 31, 2018 and December 31, 2017:

	Fair value measured at March 31, 2018
	Total carrying value at March 31,	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	2018	(Level 1)	(Level 2)	(Level 3)
Assets
Digital Currencies	$199,920	$199,920	-	-

	Fair value measured at December 31, 2017
	Total carrying value at December 31,	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	2017	(Level 1)	(Level 2)	(Level 3)
Assets
Digital Currencies	$616,352	$616,352	-	-

There were no transfers between Level 1, 2 or 3 during the three months ended March 31, 2018.

Level 1 Valuation Techniques

The fair values of Level 1 digital currencies are determined using the equivalency rate of bitcoins to USD from various exchanges including, Bitstamp, Kraken and Coinbase. The equivalency rate obtained from these sources represents a generally well recognized quoted price in an active market for bitcoins, which market and related database are accessible to the Company on an ongoing basis.

The following table sets forth a summary of the changes in the fair value of the Company’s Level 1 financial assets that are measured at fair value on a recurring basis:

Digital currenciess at fair value - January 1, 2018	$616,352
Realized loss on sale of digital currencies	(63,179)
Change in fair value of digital currencies	(180,816)
Proceeds from sale of digital currencies	(172,437)
Digital Currency at fair value - March 31, 2018	$199,920

Note 7 – Fair Value Measurements

The Company’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy.

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of December 31, 2017 and 2016:

Fair value measured at December 31, 2017
	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	December 31, 2017	(Level 1)	(Level 2)	(Level 3)
Assets
Digital Currencies	$616,352	$616,352	-	-

Liabilities
Derivative liabilities	$-	-	-	$-

	Fair value measured at December 31, 2016
	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Assets
Digital Currencies	$199	$199	-	-

Liabilities
Derivative liabilities	$23,231,938	-	-	$23,231,938
Derivative liabilities for shortfall of shares	14,915,419	-	-	14,915,419
Convertible notes inclusive of derivative liabilities	3,283,034	-	-	3,283,034

There were no transfers between Level 1, 2 or 3 during the years ended December 31, 2017 and 2016.

Level 1 Valuation Techniques

The fair values of Level 1 digital currencies are determined using the equivalency rate of bitcoins to USD from various exchanges including, Bitstamp, Kraken and Coinbase. The equivalency rate obtained from these sources represents a generally well recognized quoted price in an active market for bitcoins, which market and related database are accessible to the Company on an ongoing basis.

The following table sets forth a summary of the changes in the fair value of the Company’s Level 1 financial assets that are measured at fair value on a recurring basis:

Digital Currency at fair value - January 1, 2017	$199
Issuance of Series C-1 Convertible Preferred Stock and warrants in exchange of digital currencies	250,000
Change in fair value of digital currencies	704,946
Purchase and sale of digital currencies	(338,793)
Digital Currency at fair value - December 31, 2017	$616,352

Level 3 Valuation Techniques

The following table presents additional information about Level 3 assets and liabilities measured at fair value. Both observable and unobservable inputs may be used to determine the fair value of positions that the Company has classified within the Level 3 category. As a result, the unrealized gains and losses for assets and liabilities within the Level 3 category may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Changes in Level 3 liabilities measured at fair value for the years ended December 31, 2017 and 2016:

Derivative liabilities balance - January 1, 2016	$3,794,153
Change in fair value of derivative liability	(5,921,409)
Reclassification from derivative	92,601
Fair value adjustments for warrant liabilities	25,266,593
Derivative liabilities balance - December 31, 2016	$23,231,938
Conversion of warrant liabilities	(51,325,017)
Fair value adjustments for warrant liabilities	39,222,099
Cashless warrant exercise	(12,277,968)
Loss on issuance of Series C Convertible Preferred stock	2,809,497
Net proceeds from issuance of Series C Convertible Preferred Stock and warrants for cash in an offering	925,115
Loss on issuance of Series C-1 Convertible Preferred stock	478,035
Net cash proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering	825,005
Net digital currency proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering	250,000
Reclassification between convertible notes and derivative liabilities	(4,138,704)
Derivative liabilities balance - December 31, 2017	-

Derivative liabilities for shortfall of shares balance - January 1, 2016	$-
Change in fair value of derivative liability shortfall of shares	14,915,419
Derivative liabilities for shortfall of shares balance - December 31, 2016	$14,915,419
Conversion of shortfall shares liabilities	(14,915,419)
Derivative liabilities for shortfall of shares balance - December 31, 2017	$-

Convertible notes at fair value - January 1, 2016	$1,781,156
Addition of convertible notes	320,002
Conversion of notes into common stock	4,208,546
Gain on extinguishment of debt	(837,369)
Change in fair value of convertible notes (including OID discount)	(2,096,700)
Reclassification to derivative liability	(92,601)
Convertible notes at fair value - December 31, 2016	$3,283,034
Conversion of convertible notes	(20,132,105)
Change in fair value of convertible notes (including OID discount)	16,849,071
Convertible notes at fair value - December 31, 2017	$-

The Company’s derivative liabilities are measured at fair value using the Monte Carlo simulation valuation methodology. A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liabilities that are categorized within Level 3 of the fair value hierarchy for the year ended December 31, 2017 is as follows:

Warrant Liabilities

Date of valuation	March 2, 2017	May 24, 2017	December 7, 2017	December 31, 2016
Strike Price	0.025 - 18.000	0.085	0.025 - 0.085	0.03 - 60.0
Volatility	186.7% - 208.3%	210.10% - 254.70%	255.89% - 465.94%	118% - 230%
Risk-free interest rate	1.25% - 1.83%	1.24% - 1.79%	1.67% - 2.14%	0.35% - 2.23%
Contractual life (in years)	1.79 to 3.79	1.52 to 5.00	0.98 to 4.88	0.10 to 3.96
Dividend yield (per share)	0	0	0	0

Senior Convertible Notes at Fair Value

Date of valuation	March 2, 2017	December 31, 2016
Strike Price	0.32	0.0252
Volatility	267.8%	300.42% - 328.04%
Risk-free interest rate	0.68%	0.51% - 0.63%
Dividend yield (per share)	0	0%

The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s Management.